Leases (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Leases
Options to renew operating lease	true	true
Minimum
Leases
Renewal term of operating lease	1 year	1 year
Maximum
Leases
Renewal term of operating lease	13 years	13 years